REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA (Details) (10-Q) (USD $)	12 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended					9 Months Ended		9 Months Ended								0 Months Ended	1 Months Ended	2 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Nutra SA [Member] Multiple	Jun. 30, 2013 Nutra SA [Member]	Sep. 30, 2013 Nutra SA [Member] Multiple	Sep. 30, 2012 Nutra SA [Member]	Dec. 31, 2012 Nutra SA [Member]	Dec. 31, 2011 Nutra SA [Member]	Sep. 30, 2013 NutraCea [Member] Representative	Sep. 30, 2012 NutraCea [Member]	Dec. 31, 2012 NutraCea [Member] Representative	Dec. 31, 2011 NutraCea [Member]	Mar. 31, 2012 NutraCea [Member]	Mar. 31, 2011 NutraCea [Member]	Jan. 31, 2011 NutraCea [Member]	Sep. 30, 2013 Investors [Member] Representative	Dec. 31, 2012 Investors [Member] Representative	Sep. 30, 2013 Investors [Member] Nutra SA [Member] Multiple	Dec. 31, 2012 Investors [Member] Nutra SA [Member]	Sep. 30, 2012 Investors [Member] Nutra SA [Member]	Dec. 31, 2011 Investors [Member] Nutra SA [Member]	Sep. 30, 2011 Investors [Member] Nutra SA [Member]	Jun. 30, 2011 Investors [Member] Nutra SA [Member]	Mar. 31, 2011 Investors [Member] Nutra SA [Member]	Jan. 31, 2011 Investors [Member] Nutra SA [Member]	Nov. 08, 2013 Investors [Member] Nutra SA [Member] Subsequent Event [Member]	Oct. 31, 2013 Investors [Member] Nutra SA [Member] Subsequent Event [Member]	Dec. 31, 2013 Investors [Member] Nutra SA [Member] Subsequent Event [Member] Multiple
Summary of carrying amounts included in consolidated balance sheets [Abstract]
Cash and cash equivalents	$ 1,040,000	$ 701,000	$ 850,000	$ 3,329,000	$ 537,000	$ 478,000		$ 478,000		$ 562,000	$ 3,290,000
Other current assets (restricted $2,154 and $2,505)	975,000	895,000		1,049,000		4,370,000		4,370,000		5,675,000	6,641,000
Property, net (restricted $5,231 and $5,757)	28,457,000	25,820,000		27,995,000		18,319,000		18,319,000		19,690,000	15,833,000
Goodwill and intangibles, net						5,185,000		5,185,000		6,215,000	7,556,000
Other noncurrent assets	385,000	801,000		56,000		24,000		24,000		54,000	21,000
Total assets	47,006,000	41,826,000		52,232,000		28,376,000		28,376,000		32,196,000	33,341,000
Current liabilities	15,533,000	19,208,000		15,604,000		6,007,000		6,007,000		5,141,000	3,851,000
Current portion of long-term debt (nonrecourse)	8,003,000	9,422,000		6,792,000		7,679,000		7,679,000		7,013,000	5,469,000
Long-term debt, less current portion (nonrecourse)	11,581,000	12,355,000		7,933,000		7,126,000		7,126,000		7,454,000	6,361,000
Other noncurrent liabilities						93,000		93,000		1,871,000	3,766,000
Total liabilities	33,308,000	38,164,000		28,600,000		20,905,000		20,905,000		21,479,000	19,447,000
Restricted portion of other current assets						2,154,000		2,154,000		2,505,000
Variable interest entity restricted portion of property, net						5,231,000		5,231,000		5,757,000
Summary of changes for redeemable noncontrolling interest [Roll Forward]
Redeemable noncontrolling interest in Nutra SA, beginning of period	9,918,000	7,488,000						9,262,000	9,918,000	9,918,000		7,836,000	8,340,000	9,918,000	0	9,918,000	0	0
Investors' interest in net loss of Nutra SA								(1,633,000)	(1,184,000)			(605,000)	(212,000)	(1,627,000)	(776,000)
Investors' interest in other comprehensive loss of Nutra SA								(441,000)	(469,000)			(43,000)	137,000	(529,000)	(931,000)
Investor's purchase of additional units of Nutra SA								300,000	0			300,000	0
Redeemable noncontrolling interest in Nutra SA, end of period	9,262,000	7,488,000				7,488,000		7,488,000	8,265,000	9,262,000		7,488,000	8,265,000	9,262,000	9,918,000	9,918,000	0	0
Ownership percentage of noncontrolling owner (in hundredths)																					49.70%	49.00%	49.00%	49.00%	49.00%	45.20%	35.60%	35.60%		49.10%
Cash transferred to Nutra SA						100,000	700,000																							300,000
Yield earned beginning in January, 2014 (in hundredths)																					4.00%
Distributable cash terms	(i) first, to the Investors in an amount equal to 2.3 times the Investors' capital contribution, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to (i) two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.							(i) first, to the Investors in an amount equal to an amount (Preference Multiple) times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.
Preference multiple						2.5		2.5													2.3										2.0
Additional contributions by investors																					300,000								900,000	900,000
Parent Company contribution to Nutra SA (in hundredths)		90.00%				90.00%		90.00%
Terms of default	A Nutra SA business plan deviation, defined as the occurrence, in either 2012, 2013 or 2014, of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt,B7A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, orB7A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds.							A Nutra SA business plan deviation, defined as the occurrence, for either 2013 or 2014, of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt, A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, or A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds.
Minimum amount for Parent Company to invest before current year end																			4,000,000		3,000,000										4,000,000
Amount to be distributed as a multiple of Investor's capital contribution																					2
Historical cost of equipment returned										200,000
Number of representatives in management committee												3		3					2	2
Number of representatives in management committee upon default												2		2					3	3
Threshold percentage of planned EBITDA for default calculation (in hundredths)								20.00%		85.00%
Threshold percentage of damages not covered by insurance proceeds for a material problem, minimum (in hundredths)								85.00%		80.00%
Threshold percentage of unfavorable variance for default calculation (in hundredths)								80.00%		20.00%
Terms of qualifying event	Any event prior to September 16, 2014, which results, or will result in, (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.							Any event prior to September 16, 2014, which results, or will result in, (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.
Maximum share ownership percentage (in hundredths)																					25.00%	25.00%
Drag Along Right termination amount																					$ 50,000,000	$ 50,000,000